Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
Morningstar LSTA US Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	5.86%	5.15%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	5.39%	4.74%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	2.86%	2.53%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	3.00%	2.63%